Lease (Details) - Schedule of Minimum Future Rental Income $ in Thousands	Mar. 31, 2024 USD ($)
Schedule of Minimum Future Rental Income [Abstract]
Year ending March 31, 2025	$ 176
Total minimum future rental income	$ 176